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                             [LOGO OF NATIONWIDE(R)]

                                  NATIONWIDE(R)
                              VA SEPARATE ACCOUNT-D


                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 2003


                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

WR-0083-12/03

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                             [LOGO OF NATIONWIDE(R)]

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                              [PHOTO APPEARS HERE]

                               PRESIDENT'S MESSAGE

Nationwide Life and Annuity Insurance Company is pleased to present the 2003 annual report of the Nationwide VA Separate Account-D.

Equity investments turned-in an exemplary performance during 2003. Gains in the Dow Jones Industrial Average and the S&P 500 each surpassed 25% for the year. Meanwhile, the NASDAQ, with more ground to make-up, posted year-over-year performance of nearly 50%. Furthermore, this past year saw interest rates and inflation remain near historically low levels. And, the good news doesn't stop there; the last half of the year GDP growth chalked up statistics not seen in recent history. We believe the stage is set and should provide a rewarding 2004 for equity investors.

During 2003, we have watched with interest and a good deal of dismay the ongoing revelations of ethical lapses in the mutual fund industry. This has caused us to take a hard look at longstanding relationships we have had with some of these fund groups and to make changes where we believe it's in the best interest of our contract owners and participants. Nationwide has been in the financial services business for more than a quarter of a century and during this time we have endeavored to maintain the highest standards of ethics and integrity in all aspects of our personal and business conduct.

Thank you for your confidence and for selecting Nationwide to help you meet your retirement and financial planning objectives.

                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 12, 2004

                                        3

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HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-D. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-866-221-1100 if you have questions about your account, or you may access your account using our voice response unit. And, for a link to our web-site please visit www.waddell.com.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 16. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 12, provide further disclosures about the variable account and its underlying contract provisions.

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                        NATIONWIDE VA SEPARATE ACCOUNT-D
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2003

ASSETS:

  Investments at fair value:

    W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
      5,400,784 shares (cost $34,648,143) ...................................   $  37,393,411

    W & R Target Funds - Balanced Portfolio (WRBal)
      3,732,506 shares (cost $24,935,411) ...................................      26,684,058

    W & R Target Funds - Bond Portfolio (WRBnd)
      6,534,509 shares (cost $36,732,678) ...................................      36,403,751

    W & R Target Funds - Core Equity Portfolio (WRCoreEq)
      8,240,162 shares (cost $79,782,232) ...................................      77,454,223

    W & R Target Funds - Growth Portfolio (WRGrowth)
      11,996,742 shares (cost $95,059,089) ..................................      97,493,927

    W & R Target Funds - High Income Portfolio (WRHiInc)
      6,600,451 shares (cost $21,830,463) ...................................      22,029,006

    W & R Target Funds - International Portfolio (WRIntl)
      2,207,801 shares (cost $11,823,291) ...................................      12,964,646

    W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond)
      2,562,846 shares (cost $14,552,780) ...................................      14,414,726

    W & R Target Funds - Money Market Portfolio (WRMMkt)
      9,019,104 shares (cost $9,019,104) ....................................       9,019,104

    W & R Target Funds - Science & Technology Portfolio (WRSciTech)
      2,148,555 shares (cost $24,151,035) ...................................      26,616,949

    W & R Target Funds - Small Cap Portfolio (WRSmCap)
      4,360,287 shares (cost $31,815,501) ...................................      36,932,936

    W & R Target Funds - Value Portfolio (WRValue)
      4,572,792 shares (cost $22,176,011) ...................................      25,054,327
                                                                                -------------
        Total investments ...................................................     422,461,064

  Accounts receivable .......................................................               -
                                                                                -------------
        Total assets ........................................................     422,461,064

Accounts payable.............................................................           5,547
                                                                                -------------
Contract owners' equity (note 4) ............................................   $ 422,455,517
                                                                                =============

See accompanying notes to financial statements.

================================================================================

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NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003

                                                   Total        WRAsStrat        WRBal          WRBnd
                                               -------------  -------------  -------------  -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ......................  $   5,095,969        408,813        172,575      1,659,578
  Mortality and expense risk
   charges (note 2) .........................     (5,126,814)      (464,394)      (305,280)      (531,354)
                                               -------------  -------------  -------------  -------------
  Net investment income (loss) ..............        (30,845)       (55,581)      (132,705)     1,128,224
                                               -------------  -------------  -------------  -------------

  Proceeds from mutual fund shares sold .....     41,791,509      1,951,768      1,067,478      6,819,720
  Cost of mutual fund shares sold ...........    (44,972,177)    (1,961,979)    (1,174,873)    (6,437,065)
                                               -------------  -------------  -------------  -------------
    Realized gain (loss) on investments .....     (3,180,668)       (10,211)      (107,395)       382,655
  Change in unrealized gain (loss)
   on investments ...........................     58,407,731      3,119,097      3,689,326       (586,742)
                                               -------------  -------------  -------------  -------------
    Net gain (loss) on investments ..........     55,227,063      3,108,886      3,581,931       (204,087)
                                               -------------  -------------  -------------  -------------
  Reinvested capital gains ..................        164,801        164,801              -              -
                                               -------------  -------------  -------------  -------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................  $  55,361,019      3,218,106      3,449,226        924,137
                                               =============  =============  =============  =============

                                                  WRCoreEq      WRGrowth        WRHiInc         WRIntl
                                               -------------  -------------  -------------  -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ......................        540,749            971      1,551,271  $     181,220
  Mortality and expense risk
   charges (note 2) .........................       (977,533)    (1,138,832)      (268,084)      (127,989)
                                               -------------  -------------  -------------  -------------
    Net investment income (loss) ............       (436,784)    (1,137,861)     1,283,187         53,231
                                               -------------  -------------  -------------  -------------
  Proceeds from mutual fund shares sold .....      4,456,024      1,600,117      2,818,173      1,719,169
  Cost of mutual fund shares sold ...........     (5,479,249)    (1,935,265)    (3,114,731)    (2,487,537)
                                               -------------  -------------  -------------  -------------
    Realized gain (loss) on investments .....     (1,023,225)      (335,148)      (296,558)      (768,368)
  Change in unrealized gain (loss)
   on investments ...........................     11,661,698     16,788,539      1,959,729      2,843,877
                                               -------------  -------------  -------------  -------------
    Net gain (loss) on investments  .........     10,638,473     16,453,391      1,663,171      2,075,509
                                               -------------  -------------  -------------  -------------
  Reinvested capital gains ..................              -              -              -              -
                                               -------------  -------------  -------------  -------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................     10,201,689     15,315,530      2,946,358  $   2,128,740
                                               =============  =============  =============  =============

                                                  WRLTBond       WRMMkt        WRSciTech       WRSmCap        WRValue
                                               -------------  -------------  -------------  -------------  -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ......................  $     397,342         56,740              -              -        126,710
  Mortality and expense risk
   charges (note 2) .........................       (185,661)      (163,748)      (287,803)      (412,108)      (264,028)
                                               -------------  -------------  -------------  -------------  -------------
    Net investment income (loss) ............        211,681       (107,008)      (287,803)      (412,108)      (137,318)
                                               -------------  -------------  -------------  -------------  -------------
  Proceeds from mutual fund shares sold .....      3,613,741     11,844,767        588,485      4,021,647      1,290,420
  Cost of mutual fund shares
   sold .....................................     (3,505,636)   (11,844,767)      (672,548)    (4,944,420)    (1,414,107)
                                               -------------  -------------  -------------  -------------  -------------
    Realized gain (loss) on investments .....        108,105              -        (84,063)      (922,773)      (123,687)
  Change in unrealized gain (loss)
   on investments ...........................       (157,573)             -      5,581,289      9,214,152      4,294,339
                                               -------------  -------------  -------------  -------------  -------------
    Net gain (loss) on investments ..........        (49,468)             -      5,497,226      8,291,379      4,170,652
                                               -------------  -------------  -------------  -------------  -------------
  Reinvested capital gains ..................              -              -              -              -              -
                                               -------------  -------------  -------------  -------------  -------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................  $     162,213       (107,008)     5,209,423      7,879,271      4,033,334
                                               =============  =============  =============  =============  =============

See accompanying notes to financial statements.

================================================================================

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================================================================================

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                           Total                        WRAsStrat
                                               ------------------------------  ------------------------------
                                                    2003            2002           2003             2002
                                               --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ..............  $      (30,845)        266,056         (55,581)        113,115
  Realized gain (loss) on investments .......      (3,180,668)     (3,019,828)        (10,211)       (111,737)
  Change in unrealized gain (loss)
   on investments ...........................      58,407,731     (39,774,599)      3,119,097         339,585
  Reinvested capital gains ..................         164,801               -         164,801               -
                                               --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................      55,361,019     (42,528,371)      3,218,106         340,963
                                               --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) .................     107,411,188     143,493,738      11,128,651      12,387,027
  Transfers between funds ...................               -               -         (16,510)        145,422
  Redemptions (note 3) ......................     (24,258,186)    (16,370,054)     (1,922,745)     (1,138,381)
  Annual contract maintenance charges
   (note 2) .................................         (92,529)        (56,114)         (8,386)         (4,404)
  Contingent deferred sales charges
   (note 2) .................................        (695,344)       (389,870)        (60,566)        (25,909)
  Adjustments to maintain reserves ..........          (8,424)         (7,727)         (1,760)           (466)
                                               --------------  --------------  --------------  --------------
    Net equity transactions .................      82,356,705     126,669,973       9,118,684      11,363,289
                                               --------------  --------------  --------------  --------------
Net change in contract owners' equity .......     137,717,724      84,141,602      12,336,790      11,704,252
Contract owners' equity beginning
 of period ..................................     284,737,793     200,596,191      25,055,095      13,350,843
                                               --------------  --------------  --------------  --------------
Contract owners' equity end of period .......  $  422,455,517     284,737,793      37,391,885      25,055,095
                                               ==============  ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units ...........................      36,756,844      22,213,198       2,674,791       1,449,907
                                               --------------  --------------  --------------  --------------
  Units purchased ...........................      18,324,766      16,145,931       1,454,785       1,326,881
  Units redeemed ............................      (8,539,291)     (1,602,285)       (494,558)       (101,997)
                                               --------------  --------------  --------------  --------------
  Ending units ..............................      46,542,319      36,756,844       3,635,018       2,674,791
                                               ==============  ==============  ==============  ==============

                                                            WRBal                           WRBnd
                                               ------------------------------  ------------------------------
                                                   2003            2002             2003            2002
                                               --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ..............        (132,705)         99,800       1,128,224         983,808
  Realized gain (loss) on investments .......        (107,395)       (191,990)        382,655          37,267
  Change in unrealized gain (loss)
   on investments ...........................       3,689,326      (1,453,084)       (586,742)        566,078
  Reinvested capital gains ..................               -               -               -               -
                                               --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................       3,449,226      (1,545,274)        924,137       1,587,153
                                               --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) .................       7,454,564       8,885,672      11,515,229      14,483,266
  Transfers between funds ...................         647,435      (1,478,145)     (4,466,459)      5,025,400
  Redemptions (note 3) ......................      (1,568,515)       (939,171)     (3,032,091)     (1,470,665)
  Annual contract maintenance charges
   (note 2) .................................          (5,996)         (3,860)         (7,895)         (3,356)
  Contingent deferred sales charges
   (note 2) .................................         (61,472)        (28,872)        (81,893)        (34,015)
  Adjustments to maintain reserves ..........          20,815            (152)         (1,131)         (1,493)
                                               --------------  --------------  --------------  --------------
    Net equity transactions .................       6,486,831       6,435,472       3,925,760      17,999,137
                                               --------------  --------------  --------------  --------------
Net change in contract owners' equity .......       9,936,057       4,890,198       4,849,897      19,586,290
Contract owners' equity beginning
 of period ..................................      16,747,303      11,857,105      31,553,053      11,966,763
                                               --------------  --------------  --------------  --------------
Contract owners' equity end of period .......      26,683,360      16,747,303      36,402,950      31,553,053
                                               ==============  ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units ...........................       1,956,614       1,249,677       2,714,129       1,105,160
                                               --------------  --------------  --------------  --------------
  Units purchased ...........................       1,007,666         858,126       1,322,795       1,721,759
  Units redeemed ............................        (307,151)       (151,189)       (985,537)       (112,790)
                                               --------------  --------------  --------------  --------------
  Ending units ..............................       2,657,129       1,956,614       3,051,387       2,714,129
                                               ==============  ==============  ==============  ==============

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                           WRCoreEq                        WRGrowth
                                               ----------------------------      --------------------------
                                                   2003            2002             2003           2002
                                               ------------     -----------      ----------     -----------
INVESTMENT ACTIVITY:
  Net investment income (loss) ..............  $   (436,784)       (470,782)     (1,137,861)       (863,258)
  Realized gain (loss) on investments .......    (1,023,225)       (779,835)       (335,148)     (1,020,912)
  Change in unrealized gain (loss)
   on investments ...........................    11,661,698     (13,232,659)     16,788,539     (13,764,604)
  Reinvested capital gains ..................             -               -               -               -
                                               ------------     -----------      ----------     -----------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................    10,201,689     (14,483,276)     15,315,530     (15,648,774)
                                               ------------     -----------      ----------     -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) .................    13,840,027      25,602,297      18,110,333      27,602,654
  Transfers between funds ...................       (74,725)        567,273       7,798,239         758,235
  Redemptions (note 3) ......................    (4,234,282)     (3,248,544)     (4,824,949)     (4,129,899)
  Annual contract maintenance charges
   (note 2) .................................       (17,910)        (12,975)        (19,704)        (13,197)
  Contingent deferred sales charges
   (note 2) .................................      (113,539)        (82,957)       (111,134)       (101,309)
  Adjustments to maintain reserves ..........      (108,262)         (1,945)         (4,439)           (343)
                                               ------------     -----------      ----------     -----------
      Net equity transactions ...............     9,291,309      22,823,149      20,948,346      24,116,141
                                               ------------     -----------      ----------     -----------
Net change in contract owners' equity .......    19,492,998       8,339,873      36,263,876       8,467,367
Contract owners' equity beginning
 of period ..................................    57,960,098      49,620,225      61,229,177      52,761,810
                                               ------------     -----------      ----------     -----------
Contract owners' equity end of period .......  $ 77,453,096      57,960,098      97,493,053      61,229,177
                                               ============     ===========      ==========     ===========
CHANGES IN UNITS:
  Beginning units ...........................     8,764,149       5,791,263       9,244,541       6,175,431
                                               ------------     -----------      ----------     -----------
  Units purchased ...........................     2,771,790       3,301,172       4,029,844       3,459,224
  Units redeemed ............................    (1,397,930)       (328,286)     (1,131,408)       (390,114)
                                               ------------     -----------      ----------     -----------
  Ending units ..............................    10,138,009       8,764,149      12,142,977       9,244,541
                                               ============     ===========      ==========     ===========

                                                           WRHiInc                         WRIntl
                                               ----------------------------      --------------------------
                                                   2003             2002            2003            2002
                                               ------------     -----------      ----------     -----------
INVESTMENT ACTIVITY:
  Net investment income (loss) ..............     1,283,187         973,136          53,231         (62,799)
  Realized gain (loss) on investments .......      (296,558)        (67,367)       (768,368)       (287,186)
  Change in unrealized gain (loss)
   on investments ...........................     1,959,729      (1,256,828)      2,843,877      (1,066,789)
  Reinvested capital gains ..................             -               -               -               -
                                               ------------     -----------      ----------     -----------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................     2,946,358        (351,059)      2,128,740      (1,416,774)
                                               ------------     -----------      ----------     -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) .................     6,842,340       6,642,268       2,401,788       2,480,230
  Transfers between funds ...................      (492,190)      1,173,119       1,239,196       1,268,094
  Redemptions (note 3) ......................    (1,419,369)       (732,258)       (371,743)       (373,080)
  Annual contract maintenance charges
   (note 2) .................................        (3,999)         (1,863)         (2,388)         (1,461)
  Contingent deferred sales charges
   (note 2) .................................       (36,097)        (21,866)        (12,583)         (6,827)
  Adjustments to maintain reserves ..........          (255)           (169)           (169)           (367)
                                               ------------     -----------      ----------     -----------
      Net equity transactions ...............     4,890,430       7,059,231       3,254,101       3,366,589
                                               ------------     -----------      ----------     -----------
Net change in contract owners' equity .......     7,836,788       6,708,172       5,382,841       1,949,815
Contract owners' equity beginning
 of period ..................................    14,192,033       7,483,861       7,581,706       5,631,891
                                               ------------     -----------      ----------     -----------
Contract owners' equity end of period .......    22,028,821      14,192,033      12,964,547       7,581,706
                                               ============     ===========      ==========     ===========

CHANGES IN UNITS:
  Beginning units ...........................     1,356,838         690,448       1,209,380         724,305
                                               ------------     -----------      ----------     -----------
  Units purchased ...........................       834,434         723,478         894,627         528,985
  Units redeemed ............................      (405,723)        (57,088)       (423,131)        (43,910)
                                               ------------     -----------      ----------     -----------
  Ending units ..............................     1,785,549       1,356,838       1,680,876       1,209,380
                                               ============     ===========      ==========     ===========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                          WRLTBond                         WRMMkt
                                               ----------------------------    ----------------------------
                                                   2003             2002            2003            2002
                                               ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ..............  $    211,681          94,580        (107,008)        (34,317)
  Realized gain (loss) on investments........       108,105          19,180               -               -
  Change in unrealized gain (loss)
   on investments ...........................      (157,573)         50,886               -               -
  Reinvested capital gains ..................             -               -               -               -
                                               ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................       162,213         164,646        (107,008)        (34,317)
                                               ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) .................     7,160,849       3,503,784       9,289,921      13,876,222
  Transfers between funds ...................     1,624,272       1,014,060      (8,355,639)    (10,260,275)
  Redemptions (note 3) ......................      (922,669)       (167,760)     (2,791,400)     (1,901,607)
  Annual contract maintenance charges
   (note 2) .................................        (2,388)           (468)         (2,671)         (1,840)
  Contingent deferred sales charges
   (note 2) .................................       (44,809)         (2,476)        (42,509)        (33,917)
  Adjustments to maintain reserves ..........          (284)            (44)             65            (300)
                                               ------------    ------------    ------------    ------------
      Net equity transactions ...............     7,814,971       4,347,096      (1,902,233)      1,678,283
                                               ------------    ------------    ------------    ------------
Net change in contract owners' equity .......     7,977,184       4,511,742      (2,009,241)      1,643,966
Contract owners' equity beginning
 of period ..................................     6,437,311       1,925,569      11,028,481       9,384,515
                                               ------------    ------------    ------------    ------------
Contract owners' equity end of period .......  $ 14,414,495       6,437,311       9,019,240      11,028,481
                                               ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ...........................       567,954         176,463       1,080,121         916,138
                                               ------------    ------------    ------------    ------------
  Units purchased ...........................     1,138,909         405,508       1,390,452         240,576
  Units redeemed ............................      (454,715)        (14,017)     (1,578,379)        (76,593)
                                               ------------    ------------    ------------    ------------
  Ending units ..............................     1,252,148         567,954         892,194       1,080,121
                                               ============    ============    ============    ============

                                                          WRSciTech                        WRSmCap
                                               ----------------------------    ----------------------------
                                                   2003             2002            2003            2002
                                               ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ..............      (287,803)       (201,039)       (412,108)       (310,361)
  Realized gain (loss) on investments .......       (84,063)       (242,045)       (922,773)       (291,747)
  Change in unrealized gain (loss)
   on investments ...........................     5,581,289      (3,520,701)      9,214,152      (4,868,005)
  Reinvested capital gains ..................             -               -               -               -
                                               ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................     5,209,423      (3,963,785)      7,879,271      (5,470,113)
                                               ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) .................     6,206,431       8,157,472       7,697,462      10,378,285
  Transfers between funds ...................       889,537        (977,523)       (899,240)      2,980,718
  Redemptions (note 3) ......................      (815,338)       (544,927)     (1,542,055)     (1,043,381)
  Annual contract maintenance charges
   (note 2) .................................        (6,741)         (4,312)         (9,239)         (5,810)
  Contingent deferred sales charges
   (note 2) .................................       (39,396)        (14,007)        (60,232)        (25,191)
  Adjustments to maintain reserves ..........          (296)           (539)         43,763          (1,672)
                                               ------------    ------------    ------------    ------------
      Net equity transactions ...............     6,234,197       6,616,164       5,230,459      12,282,949
                                               ------------    ------------    ------------    ------------
Net change in contract owners' equity .......    11,443,620       2,652,379      13,109,730       6,812,836
Contract owners' equity beginning
 of period ..................................    15,173,191      12,520,812      23,823,289      17,010,453
                                               ------------    ------------    ------------    ------------
Contract owners' equity end of period .......    26,616,811      15,173,191      36,933,019      23,823,289
                                               ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ...........................     2,406,665       1,486,955       3,174,788       1,746,341
                                               ------------    ------------    ------------    ------------
  Units purchased ...........................     1,149,741       1,064,361       1,323,738       1,531,931
  Units redeemed ............................      (270,565)       (144,651)       (818,234)       (103,484)
                                               ------------    ------------    ------------    ------------
  Ending units ..............................     3,285,841       2,406,665       3,680,292       3,174,788
                                               ============    ============    ============    ============

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                          WRValue
                                               ----------------------------
                                                   2003              2002
                                               ------------      ----------
INVESTMENT ACTIVITY:
  Net investment income (loss) ..............  $   (137,318)        (55,827)
  Realized gain (loss) on investments .......      (123,687)        (83,456)
  Change in unrealized gain (loss)
   on investments ...........................     4,294,339      (1,568,478)
  Reinvested capital gains ..................             -               -
                                               ------------      ----------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................     4,033,334      (1,707,761)
                                               ------------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) .................     5,763,593       9,494,561
  Transfers between funds ...................     2,106,084        (216,378)
  Redemptions (note 3) ......................      (813,030)       (680,381)
  Annual contract maintenance charges
   (note 2) .................................        (5,212)         (2,568)
  Contingent deferred sales charges
   (note 2) .................................       (31,114)        (12,524)
  Adjustments to maintain reserves ..........        43,529            (237)
                                               ------------      ----------
      Net equity transactions ...............     7,063,850       8,582,473
                                               ------------      ----------
Net change in contract owners' equity..          11,097,184       6,874,712
Contract owners' equity beginning
 of period ..................................    13,957,056       7,082,344
                                               ------------      ----------
Contract owners' equity end of period .......  $ 25,054,240      13,957,056
                                               ============      ==========
CHANGES IN UNITS:
  Beginning units ...........................     1,606,874         701,110
                                               ------------      ----------
  Units purchased ...........................     1,005,985         983,930
  Units redeemed ............................      (271,960)        (78,166)
                                               ------------      ----------
  Ending units ..............................     2,340,899       1,606,874
                                               ============      ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-D
                          NOTES TO FINANCIAL STATEMENTS
                            DECEMBER 31, 2003 AND 2002

(1)  BACKGROUND AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          Nationwide VA Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 8, 2000. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

              Portfolio of the Waddell and Reed: Target Funds (W & R Target Funds);
                W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
                W & R Target Funds - Balanced Portfolio (WRBal)
                W & R Target Funds - Bond Portfolio (WRBnd)
                W & R Target Funds - Core Equity Portfolio (WRCoreEq)
                W & R Target Funds - Growth Portfolio (WRGrowth)
                W & R Target Funds - High Income Portfolio (WRHiInc)
                W & R Target Funds - International Portfolio (WRIntl)
                W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond)
                W & R Target Funds - Money Market Portfolio (WRMMkt)
                W & R Target Funds - Science & Technology Portfolio (WRSciTech) W & R Target Funds - Small Cap Portfolio (WRSmCap)
                W & R Target Funds - Value Portfolio (WRValue)

          At December 31, 2003, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 8% of the lesser of purchase payments or the amount surrendered. This charge declines to 0% after the purchase payment has been held in the contract for 96 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company may deduct an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-D
                     NOTES TO FINANCIAL STATEMENTS, Continued

              NATIONWIDE VA SEPARATE ACCOUNT-D OPTIONS            WADDELL & REED
                                                                      SELECT
--------------------------------------------------------------------------------
Variable Account Charges - Recurring.............................     1.35%
--------------------------------------------------------------------------------
CDSC OPTIONS:

  Seven Year CDSC................................................     0.05%
--------------------------------------------------------------------------------
DEATH BENEFIT OPTIONS:

  Maximum Anniversary Death Benefit..............................     0.15%
    If death before annuitization, benefit will be greatest of
     (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less
     surrenders.

  Five Year Reset Death Benefit..................................     0.05%
    If death before annuitization, benefit will be greatest of
     (i) contract value, (ii) purchase payments less surrenders or (iii) most recent five year contract value before 86th
     birthday less surrenders.
--------------------------------------------------------------------------------
Nursing Home and Long Term Care..................................     0.05%
--------------------------------------------------------------------------------
GUARANTEED MINIMUM INCOME BENEFIT OPTIONS:

    Provide for minimum guaranteed value that may replace
     contract value for annuitization under certain
     circumstances.
  5% Interest....................................................     0.45%
  Maximum Anniversary............................................     0.30%
--------------------------------------------------------------------------------
Beneficiary Protector Option ....................................     0.40%
    Upon annuitant death, in addition to any death benefit
     payable, an additional amount will be credited to contract.
--------------------------------------------------------------------------------
Maximum Variable Account Charges/(1)/ ...........................     2.45%
--------------------------------------------------------------------------------

/(1)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2003:

                                   Total      WRAsStrat           WRBal         WRBnd
                             -----------    -----------     -----------   -----------
1.35% .....................  $ 1,533,322        156,205         112,796       197,729
1.40% .....................      913,087         73,976          40,438       100,936
1.45% .....................      101,420         11,577           8,643         6,391
1.50% .....................    1,496,442        110,276          64,850       110,236
1.55% .....................      210,174         13,448          20,248        17,186
1.60% .....................        3,128            208             451           175
1.65% .....................       87,605         11,442           4,152         5,837
1.70% .....................        9,912            749             618         1,275
1.75% .....................       13,583          2,295           1,669         1,661
1.80% .....................      391,370         44,978          25,969        39,232
1.85% .....................       75,679         11,350           6,432        11,623
1.90% .....................       45,194            883             272         2,114
1.95% .....................      179,646         22,965           7,743        25,777
2.00% .....................       57,887          2,780          10,870         9,868
2.05% .....................        2,773            264             129            97
2.20% .....................        1,820            520               -           473
2.35% .....................        3,538            478               -           721
2.45% .....................          234              -               -            23
                             -----------    -----------     -----------   -----------
  Totals ..................  $ 5,126,814        464,394         305,280       531,354
                             ===========    ===========     ===========   ===========

                                WRCoreEq       WRGrowth         WRHiInc        WRIntl
                             -----------    -----------     -----------   -----------
1.35% .....................      275,390        286,098          87,335        34,339
1.40% .....................      166,173        248,655          45,194        27,321
1.45% .....................       23,242         25,003           6,385         1,742
1.50% .....................      322,947        373,354          64,183        39,580
1.55% .....................       47,267         42,854          12,683         5,722
1.60% .....................          730            894              25            97
1.65% .....................        9,358         17,642           5,708         1,361
1.70% .....................        2,575            896             276           417
1.75% .....................        1,409          2,174             943            59
1.80% .....................       71,358         72,973          26,762         8,777
1.85% .....................        9,062         14,268           2,956           695
1.90% .....................        8,136         10,237           4,799         2,768
1.95% .....................       23,553         29,542          10,117         4,513
2.00% .....................       15,664         12,697             539           544
2.05% .....................          192            415              43             -
2.20% .....................            -            275              87             -
2.35% .....................          430            796              25            31
2.45% .....................           47             59              24            23
                             -----------    -----------     -----------   -----------
  Totals ..................      977,533      1,138,832         268,084       127,989
                             ===========    ===========     ===========   ===========

                                WRLTBond         WRMMkt       WRSciTech       WRSmCap       WRValue
                             -----------    -----------    ------------   -----------   ----------
1.35% .....................  $    63,769         51,161          83,265       110,965       74,270
1.40% .....................       30,527         28,516          44,530        81,079       25,742
1.45% .....................        1,025          1,199           2,533         6,121        7,559
1.50% .....................       47,765         43,091         100,074       135,998       84,088
1.55% .....................        6,575         11,208          10,858        13,249        8,876
1.60% .....................          107             73               5           219          144
1.65% .....................        1,464            151           9,580        12,347        8,563
1.70% .....................          659             47             798           695          907
1.75% .....................          333            321             399           817        1,503
1.80% .....................       18,837          8,933          19,288        26,492       27,771
1.85% .....................        1,770          6,758           3,769         3,525        3,471
1.90% .....................          875          1,110           1,076         7,236        5,688
1.95% .....................       11,075         10,580           9,378        11,041       13,362
2.00% .....................          372            600           1,550         1,623          780
2.05% .....................           41              -             322           328          942
2.20% .....................            -              -             323             -          142
2.35% .....................          467              -              32           373          185
2.45% .....................            -              -              23             -           35
                             -----------    -----------    ------------   -----------   ----------
  Totals ..................  $   185,661        163,748         287,803       412,108      264,028
                             ===========    ===========    ============   ===========   ==========

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2003 and 2002, total transfers to the Account from the fixed account were $6,118,775 and $7,355,018, respectively, and total transfers from the Account to the fixed account were $4,002,237 and $2,805,518, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $669,192 and $871,359 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-D
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

(4)  FINANCIAL HIGHLIGHTS

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the three-year period ended December 31, 2003 and for the period December 29, 2000 (commencement of operations) through December 31, 2000. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                    CONTRACT                                                    INVESTMENT
                                    EXPENSE                         UNIT           CONTRACT       INCOME         TOTAL
                                     RATE*          UNITS        FAIR VALUE     OWNERS' EQUITY    RATIO**       RETURN***
                                 -------------    ---------   ----------------  --------------  ----------  -----------------
W & R Target Funds - Asset
 Strategy Portfolio
  2003 ........................  1.35% to 2.35%   3,635,018   $ 10.33 to 10.43    $ 37,391,885      1.31%     9.97% to   8.86%
  2002 ........................  1.35% to 2.20%   2,674,791      9.22 to  9.39      25,055,095      2.04%     1.01% to   1.89%
  2001 ........................  1.35% to 2.00%   1,449,907      9.15 to  9.22      13,350,843      4.59%   -11.77% to -11.18%
  2000 ........................       1.35%           1,112         10.38               11,541      0.00%          3.79%      (a)(b)

W & R Target Funds - Balanced
 Portfolio
  2003 ........................  1.35% to 2.05%   2,657,129     10.08 to  9.86      26,683,360      0.79%    17.48% to  16.65%
  2002 ........................  1.35% to 2.00%   1,956,614      8.46 to  8.58      16,747,303      2.18%   -10.25% to  -9.65%
  2001 ........................  1.35% to 1.95%   1,249,677      9.44 to  9.50      11,857,105      4.82%    -7.79% to  -7.22%
  2000 ........................  1.35% to 1.80%       1,679     10.23 to 10.24          17,189      0.00%     2.34% to   2.37%(a)(b)

W & R Target Funds - Bond
 Portfolio
  2003 ........................  1.35% to 2.45%   3,051,387     11.98 to 11.19      36,402,950      4.88%     2.78% to   1.63%
  2002 ........................  1.35% to 2.45%   2,714,129     11.01 to 11.65      31,553,053      5.95%     6.31% to   7.51%
  2001 ........................  1.35% to 2.00%   1,105,160     10.76 to 10.84      11,966,763      9.17%     5.31% to   6.02%
  2000 ........................       1.80%             122         10.22                1,247      0.00%          2.22%      (a)(b)

W & R Target Funds - Core
 Equity Portfolio
  2003 ........................  1.35% to 2.45%  10,138,009      7.67 to  7.85      77,453,096      0.80%    15.68% to  14.40%
  2002 ........................  1.35% to 2.45%   8,764,149      6.54 to  6.87      57,960,098      0.63%   -23.55% to -22.69%
  2001 ........................  1.35% to 2.00%   5,791,263      8.52 to  8.58      49,620,225      0.45%   -16.62% to -16.06%
  2000 ........................  1.35% to 1.80%       4,293     10.21 to 10.22          43,865      0.00%     2.14% to   2.18%(a)(b)

W & R Target Funds - Growth
 Portfolio
  2003 ........................  1.35% to 2.45%  12,142,977      8.06 to  8.37      97,493,053      0.00%    21.40% to  20.04%
  2002 ........................  1.35% to 2.45%   9,244,541      6.52 to  6.98      61,229,177      0.01%   -23.23% to -22.36%
  2001 ........................  1.35% to 2.00%   6,175,431      8.49 to  8.55      52,761,810      1.74%   -16.06% to -15.50%
  2000 ........................  1.35% to 1.80%       5,049     10.12 to 10.12          51,100      0.00%     1.17% to   1.21%(a)(b)

W & R Target Funds - High
 Income Portfolio
  2003 ........................  1.35% to 2.45%   1,785,549     12.39 to 11.29      22,028,821      8.57%    18.12% to  16.80%
  2002 ........................  1.35% to 2.45%   1,356,838      9.66 to 10.49      14,192,033     10.46%    -4.42% to  -3.35%
  2001 ........................  1.35% to 1.95%     690,448     10.78 to 10.85       7,483,861     18.26%     7.04% to   7.70%
  2000 ........................  1.35% to 1.80%         844     10.07 to 10.07           8,501      0.00%     0.70% to   0.73%(a)(b)

W & R Target Funds -
 International Portfolio
  2003 ........................  1.35% to 2.45%   1,680,876      7.74 to  8.04      12,964,547      1.76%    23.21% to  21.84%
  2002 ........................  1.35% to 2.45%   1,209,380      6.20 to  6.61       7,581,706      0.54%   -20.16% to -19.26%
  2001 ........................  1.35% to 2.00%     724,305      7.73 to  7.78       5,631,891      8.44%   -23.80% to -23.29%
  2000 ........................       1.35%             794          10.15               8,056      0.00%          1.47%      (a)(b)

W & R Target Funds -
 Limited-Term Bond Portfolio
  2003 ........................  1.35% to 2.35%   1,252,148     11.56 to 10.75      14,414,495      3.81%     1.76% to   0.73%
  2002 ........................  1.35% to 1.95%     567,954     11.22 to 11.36       6,437,311      3.56%     3.38% to   4.01%
  2001 ........................  1.35% to 1.95%     176,463     10.85 to 10.92       1,925,569      6.92%     7.07% to   7.73%

W & R Target Funds -
 Money Market Portfolio
  2003 ........................  1.35% to 2.00%     892,194     10.15 to  9.94       9,019,240      0.57%    -0.84% to  -1.50%
  2002 ........................  1.35% to 2.00%   1,080,121     10.10 to 10.24      11,028,481      1.07%    -0.88% to  -0.23%
  2001 ........................  1.35% to 2.00%     916,138     10.19 to 10.26       9,384,515      3.25%     1.51% to   2.19%
  2000 ........................       1.35%           3,115          10.04              31,271      0.00%          0.39%      (a)(b)

                                    CONTRACT                                                    INVESTMENT
                                    EXPENSE                         UNIT           CONTRACT       INCOME         TOTAL
                                     RATE*          UNITS        FAIR VALUE     OWNERS' EQUITY    RATIO**       RETURN***
                                 -------------    ---------   ----------------  --------------  ----------  -----------------
W & R Target Funds - Science
 & Technology Portfolio
  2003 ........................  1.35% to 2.45%   3,285,841   $  8.13 to  9.01  $   26,616,811      0.00%    28.70% to  27.26%
  2002 ........................  1.35% to 2.45%   2,406,665      6.21 to  7.09      15,173,191      0.00%   -25.85% to -25.01%
  2001 ........................  1.35% to 2.00%   1,486,955      8.37 to  8.43      12,520,812      1.00%   -13.69% to -13.11%
  2000 ........................       1.35%           1,183          9.70               11,475      0.00%          -3.00%     (a)(b)

W & R Target Funds - Small
 Cap Portfolio
  2003 ........................  1.35% to 2.35%   3,680,292     10.08 to  9.91      36,933,019      0.00%    33.94% to  32.58%
  2002 ........................  1.35% to 2.35%   3,174,788      7.41 to  7.52      23,823,289      0.00%   -23.63% to -22.85%
  2001 ........................  1.35% to 2.00%   1,746,341      9.68 to  9.75      17,010,453      0.00%    -3.91% to  -3.27%
  2000 ........................       1.35%           4,313          10.08              43,472      0.00%          0.79%      (a)(b)

W & R Target Funds -
 Value Portfolio
  2003 ........................  1.35% to 2.45%   2,340,899     10.75 to 10.43      25,054,240      0.65%    23.42% to  22.05%
  2002 ........................  1.35% to 2.45%   1,606,874      8.55 to  8.71      13,957,056      1.04%   -14.84% to -13.87%
  2001 ........................  1.35% to 2.35%     701,110     10.04 to 10.11       7,082,344      0.77%     0.42% to   1.10%(a)(b)
                                                                                --------------
2003 Contract owners' equity .................................................  $  422,455,517
                                                                                ==============

2002 Contract owners' equity .................................................  $  284,737,793
                                                                                ==============

2001 Contract owners' equity .................................................  $  200,596,191
                                                                                ==============

2000 Contract owners' equity .................................................  $      227,717
                                                                                ==============

        * This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

       ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

      *** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

================================================================================

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life and Annuity Insurance Company and
 Contract Owners of Nationwide VA Separate Account-D:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-D (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

================================================================================

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
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